As filed with the Securities and Exchange Commission on August 23, 2017
File No. 2-10827
File No. 811-02265

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 118	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 118	☒

Value Line Mid Cap Focused Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 907-1900
Mitchell Appel
Value Line Mid Cap Focused Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)
Copy to:
Peter D. Lowenstein, Esq.
515 West Lyon Farm Drive
Greenwich, CT 06831
It is proposed that this filing will become effective (check appropriate box)
☒   immediately upon filing pursuant to paragraph (b)
☐   on (date) pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on (date) pursuant to paragraph (a)(1)
☐   on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 23rd day of August, 2017.
VALUE LINE MID CAP FOCUSED FUND, INC.
By:	/s/ Mitchell E. Appel Mitchell E. Appel, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
Joyce E. Heinzerling* (Joyce E. Heinzerling)	Director	August 23, 2017
James E. Hillman** (James E. Hillman)	Director	August 23, 2017
Michael Kuritzkes** (Michael Kuritzkes)	Director	August 23, 2017
Paul Craig Roberts* (Paul Craig Roberts)	Director	August 23, 2017
Nancy-Beth Sheerr* (Nancy-Beth Sheerr)	Director	August 23, 2017
/s/ Mitchell E. Appel (Mitchell E. Appel)	Director, President and Chief Executive Officer (Principal Executive Officer)	August 23, 2017
/s/ Emily D. Washington (Emily D. Washington)	Treasurer; Principal Financial and Accounting Officer; Secretary	August 23, 2017
*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, Attorney-In-Fact)

*
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 98, and incorporated herein by reference.

**
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 106, and incorporated herein by reference.

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EXHIBIT INDEX
Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
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